T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO
March 31, 2022 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.3%
COMMUNICATION
SERVICES 10.7%
Entertainment 3.6%
CTS Eventim (EUR) (1) 28,883 1,961
Liberty Media-Liberty Formula One,
Class C (1) 90,908 6,349
Live Nation Entertainment (1) 60,980 7,174
15,484
Interactive Media & Services 4.9%
Alphabet, Class C (1) 6,691 18,688
Snap, Class A (1) 65,500 2,357
21,045
Media 1.1%
Charter Communications, Class A (1) 9,002 4,911
4,911
Wireless Telecommunication
Services 1.1%
T-Mobile U.S. (1) 37,359 4,795
4,795
Total Communication Services 46,235
CONSUMER
DISCRETIONARY 17.3%
Automobiles 2.9%
Rivian Automotive, Acquisition Date:
12/23/19 - 1/19/21, Cost $2,569 (1)(2) 150,250 7,171
Rivian Automotive, Class A (1) 18,480 929
Tesla (1) 4,000 4,310
12,410
Hotels, Restaurants & Leisure 5.4%
Cedar Fair (1) 108,641 5,954
Chipotle Mexican Grill (1) 4,150 6,565
Marriott International, Class A (1) 36,179 6,359
Planet Fitness, Class A (1) 55,249 4,667
23,545
Internet & Direct Marketing
Retail 2.6%
Amazon.com (1) 3,514 11,456
11,456
Specialty Retail 4.9%
Burlington Stores (1) 6,926 1,262
Carvana (1) 10,425 1,244
Home Depot  28,800 8,621
O'Reilly Automotive (1) 11,000 7,534
Ross Stores  29,262 2,647
21,308
Textiles, Apparel & Luxury
Goods 1.5%
Lululemon Athletica (1) 17,400 6,355
6,355
Total Consumer Discretionary 75,074
Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 0.4%
Personal Products 0.4%
Olaplex Holdings (1) 100,738 1,575
Total Consumer Staples 1,575
ENERGY 4.2%
Energy Equipment & Services 3.2%
Baker Hughes  182,912 6,660
Halliburton  193,200 7,316
13,976
Oil, Gas & Consumable Fuels 1.0%
EOG Resources  21,200 2,528
Valero Energy  17,200 1,746
4,274
Total Energy 18,250
FINANCIALS 8.5%
Banks 0.6%
East West Bancorp  5,221 413
Western Alliance Bancorp  24,005 1,988
2,401
Capital Markets 6.3%
Charles Schwab  165,541 13,957
CME Group  25,294 6,016
London Stock Exchange Group (GBP)  35,336 3,685
XP, Class A (1) 121,304 3,651
27,309
Insurance 1.6%
Chubb  33,125 7,085
7,085
Total Financials 36,795
HEALTH CARE 16.9%
Biotechnology 2.5%
AbbVie  37,751 6,120
Argenx, ADR (1) 10,057 3,171
Ultragenyx Pharmaceutical (1) 18,257 1,326
10,617
Health Care Equipment &
Supplies 2.7%
Cooper  10,489 4,380
Intuitive Surgical (1) 14,807 4,467
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $483 (1)(2)(3) 128,372 105
Teleflex  8,280 2,938
11,890
Health Care Providers &
Services 7.7%
Centene (1) 57,200 4,816
HCA Healthcare  11,454 2,870
Humana  10,403 4,527
Molina Healthcare (1) 23,387 7,802
UnitedHealth Group  25,689 13,101
33,116

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

Shares $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 2.3%
Thermo Fisher Scientific  11,400 6,733
West Pharmaceutical Services  8,300 3,409
10,142
Pharmaceuticals 1.7%
AstraZeneca, ADR  71,693 4,756
Zoetis  14,300 2,697
7,453
Total Health Care 73,218
INDUSTRIALS & BUSINESS
SERVICES 7.6%
Aerospace & Defense 1.8%
Airbus (EUR) (1) 64,610 7,796
7,796
Commercial Services &
Supplies 0.7%
Waste Connections  21,294 2,975
2,975
Industrial Conglomerates 2.8%
General Electric  79,849 7,306
Roper Technologies  9,983 4,714
12,020
Machinery 1.8%
Middleby (1) 46,613 7,642
7,642
Professional Services 0.5%
TransUnion  20,200 2,088
2,088
Total Industrials & Business Services 32,521
INFORMATION
TECHNOLOGY 26.6%
IT Services 7.3%
Adyen (EUR) (1) 888 1,759
Euronet Worldwide (1) 16,805 2,187
Fidelity National Information Services  73,380 7,369
VeriSign (1) 20,300 4,516
Visa, Class A  71,300 15,812
31,643
Semiconductors & Semiconductor
Equipment 4.6%
Advanced Micro Devices (1) 64,300 7,030
NVIDIA  23,089 6,300
Texas Instruments  37,011 6,791
20,121
Software 10.2%
Atlassian, Class A (1) 4,900 1,440
Canva, Acquisition Date: 8/16/21 -
11/4/21, Cost $349 (1)(2)(3) 205 280
Ceridian HCM Holding (1) 19,098 1,306
Microsoft  88,201 27,193
Salesforce (1) 28,552 6,062
ServiceNow (1) 1,947 1,084
Synopsys (1) 10,465 3,488
Shares $ Value
(Cost and value in $000s)
‡
Workiva (1) 26,089 3,078
43,931
Technology Hardware, Storage &
Peripherals 4.5%
Apple  110,787 19,345
19,345
Total Information Technology 115,040
MATERIALS 3.1%
Chemicals 3.1%
Albemarle  23,791 5,261
CF Industries Holdings  16,900 1,742
FMC  26,128 3,438
Sherwin-Williams  11,700 2,920
Total Materials 13,361
UTILITIES 3.0%
Electric Utilities 3.0%
American Electric Power  26,100 2,604
NextEra Energy  123,647 10,474
Total Utilities 13,078
Total Common Stocks (Cost
$311,806) 425,147
CONVERTIBLE PREFERRED STOCKS 1.1%
COMMUNICATION SERVICES 0.3%
Interactive Media & Services 0.3%
ByteDance, Series E, Acquisition Date:
7/8/19, Cost $415 (1)(2)(3) 8,415 1,321
Total Communication Services 1,321
CONSUMER DISCRETIONARY 0.2%
Leisure Products 0.2%
Rad Power Bikes, Series D, Acquisition
Date: 9/16/21, Cost $885 (1)(2)(3) 92,335 885
Total Consumer Discretionary 885
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $292 (1)(2)(3) 36,019 292
Total Health Care 292
INDUSTRIALS & BUSINESS
SERVICES 0.2%
Aerospace & Defense 0.2%
ABL Space Systems, Series
B, Acquisition Date: 3/24/21,
Cost $541 (1)(2)(3) 12,016 817
ABL Space Systems, Series
B-2, Acquisition Date: 10/22/21,
Cost $232 (1)(2)(3) 3,407 232
Total Industrials & Business Services 1,049

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Canva, Series A, Acquisition Date:
11/4/21, Cost $20 (1)(2)(3) 12 16
Waymo, Series A-2, Acquisition Date:
5/8/20, Cost $747 (1)(2)(3) 8,696 798
Total Information Technology 814
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $441 (1)(2)(3) 9,305 485
Total Materials 485
Total Convertible Preferred Stocks
(Cost $3,573) 4,846
Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve
Fund, 0.29% (4)(5) 2,840,940 2,841
Total Short-Term Investments (Cost
$2,841) 2,841
Total Investments in
Securities 100.1%
(Cost $318,220) $ 432,834
Other Assets Less Liabilities (0.1)% (254)
Net Assets 100.0% $ 432,580
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $12,402 and represents 2.9% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GBP British Pound

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ —# $ — $ 2+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government Reserve Fund, 0.29% $ 13,382  ¤  ¤ $ 2,841^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $2 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $2,841.

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO
Unaudited

Notes to Portfolio of Investments
T. Rowe Price All-Cap Opportunities Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2022, totaled $239,000 for the period ended March 31, 2022.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 402,390 $ 22,372 $ 385 $ 425,147
Convertible Preferred Stocks — — 4,846 4,846
Short-Term Investments 2,841 — — 2,841
Total $ 405,231 $ 22,372 $ 5,231 $ 432,834
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Ending
Balance
3/31/22
Investment in Securities
Common Stocks $ 480 $ (95) $ 385
Convertible Preferred Stocks 4,512 334 4,846
Total $ 4,992 $ 239 $ 5,231

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
.
.
E302-054Q1 03/22